Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock shares authorized	98,372	98,372
Common stock shares issued	98,372	98,372
Common stock shares outstanding	98,372	98,372